Post Employment Benefit - Schedule of Funding Valuations of the Significant Defined Benefit Plans (Detail)	12 Months Ended
Jun. 30, 2018
United Kingdom [member] | Domestic defined benefit plans [member]
Disclosure of defined benefit plans [line items]
Date of valuation	Apr. 01, 2015
Ireland [member] | Foreign defined benefit plans [member]
Disclosure of defined benefit plans [line items]
Date of valuation	Dec. 31, 2015
United States [member] | Foreign defined benefit plans [member]
Disclosure of defined benefit plans [line items]
Date of valuation	Jan. 01, 2018